Prepaid Expenses and Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid voyage and operating costs	$ 3,408	$ 3,126
Claims receivable	419	(30)
Prepaid other taxes	2,881	1,084
Other	1,560	2,928
Total prepaid expenses and other current assets	$ 8,268	$ 7,108